Note 21 - Borrowings - Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total non-current portion of non-current borrowings	$ 48,304	$ 46,433
Current costs of issue of debt		(20)
Total current borrowings and current portion of non-current borrowings	535,133	682,329
Total Borrowings	583,437	728,762
Bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings before costs of issue of debt	48,304	46,433
Current borrowings before costs of issue of debt	513,909	682,255
Bank overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings before costs of issue of debt	$ 21,224	$ 94